GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 0.46%
$ 1,250,000	Avis Budget Rental Car Funding LLC(a) Series 2015-2A Class A 2.63%, 12/20/2021	$ 1,238,832
	Capital One Multi-Asset Execution Trust
	Series 2016-A5 Class A5
1,000,000	1.66%, 06/17/2024	996,726
	Series 2019-A3 Class A3
500,000	2.06%, 08/15/2028	499,810
1,000,000	Discover Card Execution Note Trust Series 2016-A3 Class A3 1.85%, 10/16/2023	1,006,716
1,250,000	Toyota Auto Loan Extended Note Trust(a) Series 2019-1A Class A 2.56%, 11/25/2031	1,266,337
	Toyota Auto Receivables Owner Trust
	Series 2018-B Class A4
200,000	3.11%, 11/15/2023	206,932
	Series 2019-B Class A3
250,000	2.57%, 08/15/2023	253,550
500,000	World Omni Auto Receivables Trust Series 2019-B Class A3 2.59%, 07/15/2024	502,689
TOTAL ASSET-BACKED SECURITIES — 0.46% (Cost $5,944,650)		$5,971,592
CORPORATE BONDS AND NOTES
Basic Materials — 0.65%
500,000	BHP Billiton Finance USA Ltd 5.00%, 09/30/2043	656,972
500,000	Celanese US Holdings LLC 3.50%, 05/08/2024	473,442
650,000	Dow Chemical Co 4.80%, 11/30/2028	701,241
750,000	DuPont de Nemours Inc 4.49%, 11/15/2025	806,596
500,000	Eastman Chemical Co 4.65%, 10/15/2044	537,285
500,000	Ecolab Inc 2.38%, 08/10/2022	509,250
500,000	International Paper Co(b) 4.35%, 08/15/2048	484,135
1,000,000	Nutrien Ltd 4.13%, 03/15/2035	967,457
1,000,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	989,963
500,000	Rio Tinto Finance USA Ltd 3.75%, 06/15/2025	525,268
500,000	Sherwin-Williams Co 4.55%, 08/01/2045	556,493
Principal Amount		Fair Value
Basic Materials — (continued)
$ 500,000	Southern Copper Corp 5.25%, 11/08/2042	$ 513,295
500,000	Steel Dynamics Inc 3.45%, 04/15/2030	452,996
250,000	Vale Overseas Ltd 6.88%, 11/21/2036	277,627
		8,452,020
Communications — 1.97%
500,000	Amazon.com Inc 3.15%, 08/22/2027	547,643
	AT&T Inc
2,000,000	4.25%, 03/01/2027	2,138,176
500,000	6.15%, 09/15/2034	625,997
1,500,000	5.35%, 09/01/2040	1,744,950
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,000,000	4.91%, 07/23/2025	1,077,280
500,000	5.38%, 05/01/2047	540,294
500,000	Cisco Systems Inc(b) 2.20%, 09/20/2023	525,855
	Comcast Corp
1,000,000	3.70%, 04/15/2024	1,073,307
2,000,000	3.40%, 07/15/2046	2,164,185
	Deutsche Telekom International Finance BV
1,000,000	4.38%, 06/21/2028(a)	1,093,523
500,000	8.75%, 06/15/2030	681,965
1,000,000	Discovery Communications LLC 5.20%, 09/20/2047	1,022,071
	Fox Corp(a)
500,000	4.03%, 01/25/2024	519,476
1,000,000	5.48%, 01/25/2039	1,159,972
1,000,000	Rogers Communications Inc 4.10%, 10/01/2023	1,069,505
750,000	Time Warner Cable LLC 4.50%, 09/15/2042	705,014
1,000,000	TWDC Enterprises 18 Corp 4.13%, 12/01/2041	1,176,226
	Verizon Communications Inc
1,000,000	2.63%, 08/15/2026	1,032,686
390,000	4.27%, 01/15/2036	455,622
1,500,000	3.85%, 11/01/2042	1,675,505
1,000,000	ViacomCBS Inc 3.70%, 08/15/2024	1,019,876
2,000,000	Vodafone Group PLC 4.13%, 05/30/2025	2,129,862
1,000,000	Walt Disney Co 4.75%, 11/15/2046	1,279,137
		25,458,127
Consumer, Cyclical — 1.79%
1,000,000	Best Buy Co Inc 4.45%, 10/01/2028	1,026,287

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 500,000	BMW US Capital LLC(a) 2.80%, 04/11/2026	$ 494,866
1,000,000	Cummins Inc 4.88%, 10/01/2043	1,182,285
1,000,000	Darden Restaurants Inc 4.55%, 02/15/2048	778,880
	Ford Motor Co
500,000	4.35%, 12/08/2026	385,000
500,000	5.29%, 12/08/2046	282,150
1,000,000	Ford Motor Credit Co LLC 3.81%, 10/12/2021	955,000
500,000	General Motors Co 5.15%, 04/01/2038	361,917
1,000,000	General Motors Financial Co Inc 3.70%, 05/09/2023	899,420
500,000	Home Depot Inc 3.90%, 12/06/2028	555,117
500,000	Las Vegas Sands Corp 3.50%, 08/18/2026	457,440
1,000,000	Lear Corp 5.25%, 05/15/2049	868,939
1,000,000	Lowe's Cos Inc 3.65%, 04/05/2029	1,029,787
500,000	McDonald's Corp 3.35%, 04/01/2023	516,511
1,195,000	O'Reilly Automotive Inc 3.85%, 06/15/2023	1,190,970
1,000,000	PACCAR Financial Corp 2.30%, 08/10/2022	991,525
598,000	Ralph Lauren Corp 3.75%, 09/15/2025	622,263
	Starbucks Corp
567,000	3.50%, 03/01/2028	579,209
1,000,000	2.25%, 03/12/2030	933,090
1,000,000	4.45%, 08/15/2049	1,142,827
1,000,000	Tapestry Inc 3.00%, 07/15/2022	966,729
500,000	Target Corp 3.38%, 04/15/2029	540,366
750,000	TJX Cos Inc 3.50%, 04/15/2025	767,109
1,000,000	Toyota Motor Credit Corp 1.80%, 02/13/2025	964,983
652,360	US Airways Pass Through Trust Series 2013-1 Class A 3.95%, 11/15/2025	651,972
500,000	Walgreens Boots Alliance Inc 3.45%, 06/01/2026	495,149
	Walmart Inc
1,000,000	3.40%, 06/26/2023	1,063,534
500,000	3.63%, 12/15/2047	570,247
1,000,000	Whirlpool Corp 3.70%, 05/01/2025	971,414
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,000,000	Wyndham Destinations Inc 5.40%, 04/01/2024	$ 845,000
		23,089,986
Consumer, Non-Cyclical — 4.33%
500,000	Abbott Laboratories 2.95%, 03/15/2025	519,754
	AbbVie Inc
1,000,000	3.75%, 11/14/2023	1,036,020
750,000	2.60%, 11/21/2024(a)	762,016
500,000	4.50%, 05/14/2035	575,204
1,000,000	4.88%, 11/14/2048	1,166,506
500,000	Aetna Inc 3.88%, 08/15/2047	511,699
	Altria Group Inc
500,000	2.85%, 08/09/2022	502,300
1,000,000	3.88%, 09/16/2046	903,872
1,000,000	Amgen Inc 6.90%, 06/01/2038	1,574,522
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
1,000,000	3.65%, 02/01/2026	1,050,250
1,000,000	4.70%, 02/01/2036	1,044,615
500,000	4.90%, 02/01/2046	545,754
500,000	Anheuser-Busch InBev Worldwide Inc 3.50%, 01/12/2024	521,226
500,000	Anthem Inc 3.35%, 12/01/2024	509,166
	BAT Capital Corp
1,000,000	2.76%, 08/15/2022	984,887
500,000	4.39%, 08/15/2037	463,260
	Bayer US Finance II LLC(a)
1,000,000	4.38%, 12/15/2028	1,068,817
985,000	3.60%, 07/15/2042	823,398
	Becton Dickinson & Co
500,000	3.70%, 06/06/2027	508,116
500,000	4.67%, 06/06/2047	539,473
500,000	Biogen Inc 4.05%, 09/15/2025	528,747
	Bristol-Myers Squibb Co(a)
1,000,000	3.63%, 05/15/2024	1,056,647
1,000,000	4.13%, 06/15/2039	1,206,642
1,750,000	Cigna Corp 4.80%, 08/15/2038	1,966,768
	Cintas Corp No 2
500,000	2.90%, 04/01/2022	499,988
500,000	3.70%, 04/01/2027	512,574
750,000	Conagra Brands Inc 4.60%, 11/01/2025	794,085
500,000	Constellation Brands Inc 5.25%, 11/15/2048	529,683
1,000,000	CVS Health Corp 5.05%, 03/25/2048	1,135,606
1,927,829	CVS Pass Through Trust 6.04%, 12/10/2028	2,092,381
1,000,000	DH Europe Finance II SARL 3.25%, 11/15/2039	975,166

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,000,000	Diageo Capital PLC 3.88%, 05/18/2028	$ 1,045,740
900,000	Elanco Animal Health Inc 4.66%, 08/27/2021	895,270
1,000,000	Estee Lauder Cos Inc 2.38%, 12/01/2029	970,093
	Gilead Sciences Inc
1,000,000	3.65%, 03/01/2026	1,089,897
1,000,000	4.60%, 09/01/2035	1,282,533
500,000	GlaxoSmithKline Capital PLC 3.00%, 06/01/2024	521,377
500,000	Global Payments Inc 4.15%, 08/15/2049	478,382
2,000,000	HCA Inc 4.13%, 06/15/2029	2,014,291
1,000,000	Humana Inc 3.95%, 03/15/2027	1,017,274
1,000,000	Johnson & Johnson 3.40%, 01/15/2038	1,157,024
500,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	547,429
1,000,000	Magellan Health Inc 4.90%, 09/22/2024	920,000
2,000,000	Mars Inc(a) 3.88%, 04/01/2039	2,125,705
357,000	McCormick & Co Inc 3.25%, 11/15/2025	357,921
	Medtronic Inc
223,000	3.50%, 03/15/2025	240,196
72,000	4.63%, 03/15/2045	95,228
500,000	Molson Coors Beverage Co 4.20%, 07/15/2046	447,505
1,000,000	Moody's Corp 3.25%, 01/15/2028	1,013,472
500,000	Mylan NV 3.95%, 06/15/2026	499,362
1,000,000	Novartis Capital Corp 2.20%, 08/14/2030	1,015,986
1,000,000	PepsiCo Inc 3.45%, 10/06/2046	1,124,103
	Perrigo Finance Unlimited Co
53,000	3.50%, 03/15/2021	52,964
1,164,000	3.50%, 12/15/2021	1,201,820
1,000,000	Pfizer Inc 4.00%, 12/15/2036	1,144,192
500,000	Philip Morris International Inc 4.13%, 03/04/2043	522,318
1,000,000	Reckitt Benckiser Treasury Services PLC(a) 2.75%, 06/26/2024	990,978
500,000	S&P Global Inc 4.40%, 02/15/2026	554,854
1,000,000	Sysco Corp 3.25%, 07/15/2027	912,128
500,000	Takeda Pharmaceutical Co Ltd 5.00%, 11/26/2028	570,532
1,000,000	Unilever Capital Corp 3.50%, 03/22/2028	1,091,089
500,000	UnitedHealth Group Inc 3.75%, 07/15/2025	542,381
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 600,000	Universal Health Services Inc(a) 4.75%, 08/01/2022	$ 596,628
2,028,000	Zimmer Biomet Holdings Inc 4.25%, 08/15/2035	2,037,961
		55,985,775
Energy — 2.24%
500,000	Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc 3.34%, 12/15/2027	458,510
500,000	BG Energy Capital PLC(a) 4.00%, 10/15/2021	501,905
1,000,000	BP Capital Markets PLC 3.81%, 02/10/2024	1,012,400
1,000,000	Cimarex Energy Co 3.90%, 05/15/2027	725,146
	CNOOC Finance 2013 Ltd
1,000,000	3.00%, 05/09/2023	1,019,603
1,059,000	4.25%, 05/09/2043	1,219,401
490,000	Concho Resources Inc 4.38%, 01/15/2025	418,024
1,000,000	ConocoPhillips 5.90%, 10/15/2032	1,151,798
700,000	Ecopetrol SA 4.13%, 01/16/2025	652,057
1,000,000	Energy Transfer Operating LP 5.15%, 03/15/2045	773,977
664,000	Enterprise Products Operating LLC 4.85%, 08/15/2042	643,662
200,000	EOG Resources Inc 2.63%, 03/15/2023	196,045
1,500,000	Equinor ASA 2.45%, 01/17/2023	1,525,204
500,000	Florida Gas Transmission Co LLC(a) 5.45%, 07/15/2020	502,548
500,000	Halliburton Co 5.00%, 11/15/2045	391,635
1,000,000	Husky Energy Inc 4.00%, 04/15/2024	838,850
	Kinder Morgan Energy Partners LP
500,000	3.95%, 09/01/2022	495,419
500,000	4.70%, 11/01/2042	463,407
500,000	Magellan Midstream Partners LP 4.85%, 02/01/2049	470,056
1,000,000	Marathon Petroleum Corp 4.75%, 09/15/2044	761,081
	MPLX LP
1,000,000	4.25%, 12/01/2027(a)	865,118
1,000,000	4.50%, 04/15/2038	781,568
1,000,000	Noble Energy Inc 3.85%, 01/15/2028	707,941
500,000	Northwest Pipeline LLC 7.13%, 12/01/2025	507,035

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 500,000	Patterson-UTI Energy Inc 3.95%, 02/01/2028	$ 196,220
	Petroleos Mexicanos
1,000,000	6.50%, 03/13/2027	740,100
1,000,000	6.63%, 06/15/2035	672,450
540,000	6.35%, 02/12/2048	337,500
289,000	6.95%, 01/28/2060(a)	192,821
500,000	Phillips 66 4.65%, 11/15/2034	465,704
1,000,000	Phillips 66 Partners LP 4.90%, 10/01/2046	843,475
	Plains All American Pipeline LP / PAA Finance Corp
1,000,000	3.60%, 11/01/2024	822,387
750,000	4.30%, 01/31/2043	446,190
1,000,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	858,811
	Shell International Finance BV
1,250,000	1.75%, 09/12/2021	1,243,858
500,000	3.63%, 08/21/2042	517,665
1,000,000	Spectra Energy Partners LP 3.38%, 10/15/2026	920,998
500,000	Suncor Energy Inc 6.80%, 05/15/2038	528,589
1,000,000	Sunoco Logistics Partners Operations LP 4.65%, 02/15/2022	920,049
750,000	Total Capital International SA 2.88%, 02/17/2022	753,841
750,000	TransCanada PipeLines Ltd 3.75%, 10/16/2023	780,038
500,000	Valero Energy Corp 7.50%, 04/15/2032	579,385
		28,902,471
Financial — 7.87%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,500,000	3.95%, 02/01/2022	1,306,678
1,000,000	3.88%, 01/23/2028(b)	762,503
500,000	Air Lease Corp 3.38%, 06/01/2021	449,820
391,304	ALEX Alpha LLC 1.62%, 08/15/2024	394,491
	American Express Co
250,000	3.40%, 02/22/2024	261,729
1,000,000	8.15%, 03/19/2038	1,369,760
500,000	American Express Credit Corp 3.30%, 05/03/2027	526,896
1,000,000	Athene Global Funding(a) 2.95%, 11/12/2026	959,413
1,476,000	AvalonBay Communities Inc REIT 2.95%, 05/11/2026	1,474,781
Principal Amount		Fair Value
Financial — (continued)
	Bank of America Corp
$ 2,000,000	3.30%, 01/11/2023	$ 2,071,502
1,000,000	3.46%, 03/15/2025(c) 3-mo. LIBOR + 0.97%	1,031,364
1,000,000	3.95%, 04/21/2025	1,051,607
1,000,000	2.50%, 02/13/2031(c) 3-mo. LIBOR + 0.99%	959,419
500,000	6.11%, 01/29/2037	651,507
1,000,000	5.88%, 02/07/2042	1,416,738
1,000,000	Bank of Montreal 3.30%, 02/05/2024	1,044,218
1,000,000	Bank of New York Mellon Corp 3.65%, 02/04/2024	1,065,175
1,150,000	Bank of Nova Scotia 3.40%, 02/11/2024	1,203,139
1,500,000	Barclays PLC 3.65%, 03/16/2025	1,466,986
	BlackRock Inc
1,000,000	3.20%, 03/15/2027	1,067,054
1,000,000	3.25%, 04/30/2029	1,056,148
1,000,000	Brighthouse Financial Inc 4.70%, 06/22/2047	801,858
500,000	Brixmor Operating Partnership LP REIT 3.85%, 02/01/2025	493,418
1,000,000	Canadian Imperial Bank of Commerce 2.25%, 01/28/2025	988,331
1,000,000	Capital One Financial Corp 3.30%, 10/30/2024	984,959
1,000,000	Citibank NA 3.65%, 01/23/2024	1,047,490
	Citigroup Inc
2,000,000	3.40%, 05/01/2026	2,142,396
2,250,000	4.45%, 09/29/2027	2,359,253
500,000	6.63%, 01/15/2028	610,289
1,000,000	Commonwealth Bank of Australia(a) 3.35%, 06/04/2024	1,018,202
1,000,000	Cooperatieve Rabobank UA 3.88%, 02/08/2022	1,031,690
	Credit Suisse AG
500,000	3.00%, 10/29/2021	506,062
500,000	3.63%, 09/09/2024	528,148
1,000,000	Credit Suisse Group Funding Guernsey Ltd 3.75%, 03/26/2025	1,010,438
1,000,000	Fifth Third Bancorp 3.50%, 03/15/2022	1,008,713
	Goldman Sachs Group Inc
2,500,000	3.00%, 04/26/2022	2,518,027
1,100,000	6.75%, 10/01/2037	1,479,313
1,000,000	6.25%, 02/01/2041	1,384,248
1,000,000	Healthcare Trust of America Holdings LP REIT 3.75%, 07/01/2027	923,005
	HSBC Holdings PLC
1,000,000	4.25%, 03/14/2024	1,028,655
500,000	3.90%, 05/25/2026	508,695

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 750,000	6.50%, 09/15/2037	$ 902,630
1,000,000	Hudson Pacific Properties LP REIT 3.95%, 11/01/2027	952,803
1,000,000	Intercontinental Exchange Inc 3.10%, 09/15/2027	997,350
1,000,000	Invesco Finance PLC 3.75%, 01/15/2026	1,075,172
	JPMorgan Chase & Co
2,000,000	2.70%, 05/18/2023	2,051,848
2,600,000	3.88%, 09/10/2024	2,745,447
1,000,000	3.63%, 12/01/2027	1,060,353
1,000,000	3.88%, 07/24/2038(c) 3-mo. LIBOR + 1.36%	1,117,448
1,000,000	5.50%, 10/15/2040	1,369,064
500,000	Kimco Realty Corp REIT 2.70%, 03/01/2024	495,590
	Kreditanstalt fuer Wiederaufbau
4,000,000	2.00%, 10/04/2022	4,144,707
1,000,000	2.88%, 04/03/2028	1,154,313
1,000,000	Life Storage LP REIT 4.00%, 06/15/2029	1,016,415
1,000,000	Markel Corp 3.63%, 03/30/2023	970,752
500,000	Marsh & McLennan Cos Inc 4.38%, 03/15/2029	555,416
1,120,000	Massachusetts Mutual Life Insurance Co(a) 3.73%, 10/15/2070	1,045,921
1,100,000	MassMutual Global Funding II(a)(b) 2.35%, 01/14/2027	1,153,058
1,000,000	Mid-America Apartments LP REIT 3.95%, 03/15/2029	1,019,964
1,500,000	Mitsubishi UFJ Financial Group Inc 3.46%, 03/02/2023	1,535,626
1,000,000	Mizuho Financial Group Inc 2.95%, 02/28/2022	1,009,850
	Morgan Stanley
1,000,000	3.70%, 10/23/2024	1,056,514
574,000	3.13%, 07/27/2026	593,340
2,500,000	4.35%, 09/08/2026	2,694,044
1,000,000	4.30%, 01/27/2045	1,209,556
1,000,000	MUFG Union Bank NA 3.15%, 04/01/2022	999,897
1,000,000	New York Life Insurance Co(a) 4.45%, 05/15/2069	1,046,669
1,000,000	Northwestern Mutual Life Insurance Co(a) 3.85%, 09/30/2047	846,545
1,000,000	PNC Bank NA 2.70%, 11/01/2022	1,012,615
500,000	Protective Life Corp 8.45%, 10/15/2039	709,754
1,000,000	Royal Bank of Canada 2.75%, 02/01/2022	1,022,464
Principal Amount		Fair Value
Financial — (continued)
$ 1,500,000	Royal Bank of Scotland Group PLC 3.88%, 09/12/2023	$ 1,515,205
1,000,000	Simon Property Group LP REIT 2.45%, 09/13/2029	923,420
1,000,000	State Street Corp 3.10%, 05/15/2023	1,030,011
	Sumitomo Mitsui Financial Group Inc
1,000,000	3.10%, 01/17/2023	1,001,218
1,000,000	2.72%, 09/27/2029	971,862
250,000	Susa Partnership LP 7.50%, 12/01/2027	290,884
2,000,000	Synchrony Bank 3.00%, 06/15/2022	1,984,595
1,000,000	Toronto-Dominion Bank 1.90%, 12/01/2022	999,238
500,000	Travelers Cos Inc 6.25%, 06/15/2037	705,864
1,000,000	US Bancorp 3.10%, 04/27/2026	1,012,852
1,000,000	US Bank NA 1.95%, 01/09/2023	1,001,819
500,000	Ventas Realty LP REIT 3.25%, 10/15/2026	472,484
	Wells Fargo & Co
1,500,000	3.55%, 09/29/2025	1,582,063
1,500,000	3.00%, 04/22/2026	1,543,926
750,000	4.30%, 07/22/2027	803,958
500,000	5.38%, 02/07/2035	589,874
1,000,000	4.40%, 06/14/2046	1,125,337
1,000,000	Wells Fargo Bank NA 3.63%, 10/22/2021	1,027,344
500,000	Welltower Inc REIT 4.00%, 06/01/2025	505,978
1,000,000	Westpac Banking Corp 2.89%, 02/04/2030	959,449
		101,576,624
Industrial — 2.23%
500,000	3M Co 2.00%, 02/14/2025	514,577
1,000,000	Arrow Electronics Inc 3.25%, 09/08/2024	945,419
500,000	Boeing Co(b) 2.95%, 02/01/2030	463,036
300,942	Burlington Northern & Santa Fe Railway Co Pass Through Trust Series 2005-4 4.97%, 04/01/2023	308,787
500,000	Burlington Northern Santa Fe LLC 5.15%, 09/01/2043	649,959
1,000,000	Canadian National Railway Co 3.50%, 11/15/2042	1,059,754
1,000,000	Caterpillar Inc 5.20%, 05/27/2041	1,226,787

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
$ 1,062,000	CNH Industrial Capital LLC 3.88%, 10/15/2021	$ 1,056,270
	CSX Corp
250,000	4.25%, 03/15/2029	280,507
750,000	4.75%, 05/30/2042	842,571
500,000	FedEx Corp 3.90%, 02/01/2035	488,934
1,000,000	General Electric Co 4.13%, 10/09/2042	945,164
500,000	Holcim Capital Corp Ltd(a) 6.50%, 09/12/2043	661,422
500,000	Honeywell International Inc 2.70%, 08/15/2029	509,537
1,000,000	JB Hunt Transport Services Inc 3.88%, 03/01/2026	1,032,987
1,000,000	Johnson Controls Inc 3.63%, 07/02/2024	999,665
1,000,000	Molex Electronic Technologies LLC(a) 3.90%, 04/15/2025	1,076,221
500,000	Northrop Grumman Corp 3.25%, 01/15/2028	524,576
500,000	Otis Worldwide Corp(a) 2.29%, 04/05/2027	478,400
500,000	Packaging Corp of America 4.50%, 11/01/2023	541,563
500,000	Parker-Hannifin Corp 4.20%, 11/21/2034	519,276
1,000,000	PerkinElmer Inc 3.30%, 09/15/2029	945,269
1,000,000	Rockwell Automation Inc 2.88%, 03/01/2025	1,023,858
	Rockwell Collins Inc
1,000,000	3.20%, 03/15/2024	1,031,694
1,000,000	4.35%, 04/15/2047	1,113,067
615,000	Ryder System Inc 2.80%, 03/01/2022	606,968
500,000	Siemens Financieringsmaatschappij NV(a) 4.40%, 05/27/2045	609,459
1,000,000	Smiths Group PLC(a) 3.63%, 10/12/2022	1,051,537
1,000,000	Stanley Black & Decker Inc 2.30%, 03/15/2030	963,838
1,000,000	Textron Inc 3.90%, 09/17/2029	978,195
1,000,000	Trimble Inc 4.15%, 06/15/2023	1,011,760
	Union Pacific Corp
500,000	3.60%, 09/15/2037	517,585
500,000	3.80%, 10/01/2051	536,670
	Union Pacific Railroad Co Pass Through Trust
	Series 2006
496,968	5.87%, 07/02/2030	595,517
	Series 2007-3
220,666	6.18%, 01/02/2031	262,569
	United Parcel Service Inc
500,000	2.40%, 11/15/2026	513,559
Principal Amount		Fair Value
Industrial — (continued)
$ 500,000	4.25%, 03/15/2049	$ 581,619
500,000	Vulcan Materials Co(b) 3.90%, 04/01/2027	505,277
500,000	Waste Management Inc 4.00%, 07/15/2039	543,179
250,000	WRKCo Inc 3.90%, 06/01/2028	256,704
		28,773,736
Technology — 1.83%
1,000,000	Activision Blizzard Inc 3.40%, 09/15/2026	1,054,529
1,000,000	Adobe Inc 2.30%, 02/01/2030	999,650
	Apple Inc
1,000,000	2.75%, 01/13/2025	1,058,456
1,500,000	3.00%, 11/13/2027	1,612,912
1,000,000	3.85%, 05/04/2043	1,182,731
1,000,000	Applied Materials Inc 3.30%, 04/01/2027	1,064,774
2,000,000	Broadcom Corp / Broadcom Cayman Finance Ltd 3.13%, 01/15/2025	1,917,392
1,000,000	Dell International LLC / EMC Corp(a) 4.00%, 07/15/2024	1,008,882
1,000,000	Fidelity National Information Services Inc 4.25%, 05/15/2028	1,111,074
1,000,000	Fiserv Inc 4.20%, 10/01/2028	1,095,021
1,000,000	Hewlett Packard Enterprise Co 4.40%, 10/15/2022	1,018,882
1,000,000	Intel Corp 4.10%, 05/19/2046	1,207,791
1,000,000	International Business Machines Corp 4.00%, 06/20/2042	1,151,351
	Microsoft Corp
2,000,000	3.45%, 08/08/2036	2,284,758
1,000,000	4.45%, 11/03/2045	1,314,851
	Oracle Corp
2,000,000	3.40%, 07/08/2024	2,138,051
800,000	2.50%, 04/01/2025	816,697
1,500,000	QUALCOMM Inc 2.90%, 05/20/2024	1,547,868
		23,585,670
Utilities — 1.78%
1,000,000	Baltimore Gas & Electric Co 4.25%, 09/15/2048	1,162,764
1,000,000	Basin Electric Power Cooperative(a) 4.75%, 04/26/2047	1,109,080
1,000,000	Black Hills Corp 3.88%, 10/15/2049	854,121
1,000,000	Boston Gas Co(a) 3.15%, 08/01/2027	991,902

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 2,000,000	Consolidated Edison Co of New York Inc 3.13%, 11/15/2027	$ 1,997,807
1,000,000	DTE Electric Co 3.75%, 08/15/2047	1,054,889
1,000,000	DTE Energy Co 2.60%, 06/15/2022	995,958
1,000,000	Duke Energy Florida LLC 5.65%, 04/01/2040	1,329,007
680,239	Elm Road Generating Station Supercritical LLC(a) 4.67%, 01/19/2031	725,452
1,000,000	Entergy Louisiana LLC 3.30%, 12/01/2022	994,245
1,000,000	Eversource Energy 3.45%, 01/15/2050	900,793
1,000,000	FirstEnergy Transmission LLC(a) 4.55%, 04/01/2049	999,465
500,000	Jersey Central Power & Light Co 6.15%, 06/01/2037	669,577
500,000	Louisville Gas & Electric Co 5.13%, 11/15/2040	612,058
1,000,000	Nisource Inc 2.95%, 09/01/2029	1,032,855
1,000,000	Northern States Power Co 4.00%, 08/15/2045	1,024,615
1,000,000	Oklahoma Gas & Electric Co 4.15%, 04/01/2047	972,501
500,000	PECO Energy Co 1.70%, 09/15/2021	494,452
1,000,000	Pennsylvania Electric Co(a) 3.60%, 06/01/2029	1,056,073
1,000,000	Public Service Electric & Gas Co 4.05%, 05/01/2045	1,120,268
1,000,000	Public Service Enterprise Group Inc 2.88%, 06/15/2024	996,824
1,000,000	Southern California Edison Co 3.40%, 06/01/2023	1,024,680
500,000	Union Electric Co 8.45%, 03/15/2039	811,588
		22,930,974
TOTAL CORPORATE BONDS AND NOTES — 24.69% (Cost $311,881,713)		$318,755,383
FOREIGN GOVERNMENT BONDS AND NOTES
1,000,000	African Development Bank 2.13%, 11/16/2022	1,038,810
1,500,000	Asian Development Bank 5.82%, 06/16/2028	2,030,321
500,000	Chile Government International Bond 3.50%, 01/25/2050	517,500
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Colombia Government International Bond
$ 500,000	4.50%, 03/15/2029(b)	$ 512,300
500,000	3.00%, 01/30/2030	452,000
1,250,000	5.00%, 06/15/2045	1,281,250
	European Investment Bank
2,500,000	2.13%, 10/15/2021	2,560,433
2,500,000	2.63%, 03/15/2024	2,699,506
1,000,000	Indonesia Government International Bond 3.50%, 01/11/2028	983,288
3,500,000	Inter-American Development Bank 1.75%, 04/14/2022	3,584,609
	International Bank for Reconstruction & Development(b)
2,500,000	1.63%, 02/10/2022	2,550,785
1,500,000	7.63%, 01/19/2023	1,792,737
500,000	International Finance Corp(b) 1.13%, 07/20/2021	503,456
1,000,000	Israel Government Agency for International Development Bond 5.50%, 12/04/2023	1,152,512
1,000,000	Israel Government International Bond 3.25%, 01/17/2028	1,060,070
1,500,000	Japan Bank for International Cooperation 2.25%, 11/04/2026	1,615,187
	Mexico Government International Bond
500,000	3.60%, 01/30/2025	506,875
1,000,000	4.60%, 01/23/2046	994,850
1,000,000	Panama Government International Bond 3.16%, 01/23/2030	1,000,010
1,000,000	Panama Notas del Tesoro(a) 3.75%, 04/17/2026	1,000,000
	Peruvian Government International Bond
800,000	4.13%, 08/25/2027	902,008
1,000,000	2.84%, 06/20/2030(b)	1,056,000
1,000,000	Philippine Government International Bond 5.50%, 03/30/2026	1,136,144
1,000,000	Province of Alberta Canada(a) 2.05%, 08/17/2026	1,060,707
500,000	Province of British Columbia Canada 2.65%, 09/22/2021	515,264
2,000,000	Province of Manitoba Canada 2.13%, 06/22/2026	2,106,220
1,000,000	Province of Ontario Canada 3.20%, 05/16/2024	1,088,660
1,000,000	Province of Quebec Canada 2.75%, 04/12/2027	1,109,146

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 600,000	Republic of South Africa Government International Bond 4.30%, 10/12/2028	$ 491,407
500,000	Uruguay Government International Bond 4.98%, 04/20/2055	566,255
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.93% (Cost $36,530,110)		$37,868,310
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.29%
500,000	BANK Series 2017-BNK7 Class A5 3.44%, 09/15/2060	530,020
3,500,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 Class A4 3.76%, 06/10/2048	3,656,526
2,000,000	Houston Galleria Mall Trust(a) Series 2015-HGLR Class A1A2 3.09%, 03/05/2037	1,923,708
2,500,000	JP Morgan Commercial Mortgage Securities Trust Series 2014-C19 Class A4 4.00%, 04/15/2047	2,651,541
11,824	JP Morgan Mortgage Trust(a)(d) Series 2014-5 Class A1 2.96%, 10/25/2029	11,878
2,760,000	One Bryant Park Trust(a) Series 2019-OBP Class A 2.52%, 09/15/2054	2,749,356
	Wells Fargo Commercial Mortgage Trust
	Series 2015-LC22 Class A4
3,900,000	3.84%, 09/15/2058	4,092,445
	Series 2016-BNK1 Class ASB
500,000	2.51%, 08/15/2049	503,601
500,000	WFRBS Commercial Mortgage Trust Series 2014-C21 Class A4 3.41%, 08/15/2047	518,595
		16,637,670
U.S. Government Agency — 27.33%
	Federal Home Loan Mortgage Corp
441,304	4.00%, 05/01/2026	464,920
132,624	3.50%, 08/01/2026	139,635
969,014	3.00%, 01/01/2027	1,015,335
7,016	7.50%, 05/01/2027	7,968
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,442,673	3.00%, 02/01/2029	$ 1,516,162
12,531	6.50%, 04/01/2029	13,891
1,507,463	2.50%, 02/01/2030	1,570,132
1,644	7.50%, 08/01/2030	1,986
3,314,514	2.50%, 12/01/2031	3,443,293
530,884	2.50%, 02/01/2032	552,347
369,392	3.50%, 04/01/2032	397,457
115,090	6.50%, 11/01/2032	129,811
935,175	2.50%, 12/01/2032	971,546
384,476	3.50%, 05/01/2033	405,576
425,011	3.50%, 06/01/2033	457,540
839,821	4.00%, 07/01/2033	889,157
40,517	4.50%, 08/01/2033	44,301
700,574	3.50%, 03/01/2034	737,459
624,469	4.00%, 06/01/2034	682,128
956,689	2.00%, 10/01/2034	982,762
985,041	2.50%, 02/01/2035	1,022,548
21,125	6.00%, 03/01/2036	24,290
17,247	6.00%, 04/01/2036	19,786
86,670	5.00%, 06/01/2036	96,445
1,670,572	3.00%, 09/01/2036	1,768,414
353,794	6.50%, 10/01/2036	406,378
155,819	5.50%, 10/01/2037	176,573
20,188	5.50%, 11/01/2037	22,262
26,155	5.50%, 12/01/2037	28,602
723,471	3.50%, 10/01/2038	768,453
156,425	5.00%, 12/01/2039	173,573
389,461	5.00%, 02/01/2040	432,209
307,342	5.00%, 05/01/2040	340,821
110,848	4.50%, 07/01/2040	121,308
178,349	5.00%, 08/01/2040	197,834
818,615	4.00%, 01/01/2041	884,801
1,435,911	4.00%, 02/01/2041	1,556,547
266,477	4.00%, 04/01/2041	287,939
469,556	4.00%, 03/01/2042	508,370
414,830	3.50%, 08/01/2042	445,440
766,392	3.50%, 11/01/2042	823,200
594,282	3.50%, 05/01/2043	638,419
1,011,436	4.00%, 11/01/2043	1,101,447
418,977	4.50%, 11/01/2043	457,868
785,801	4.00%, 01/01/2044	850,825
2,302,265	4.50%, 10/01/2044	2,510,864
1,955,148	3.50%, 11/01/2044	2,094,881
2,725,079	3.00%, 04/01/2045	2,881,297
1,335,757	3.00%, 08/01/2045	1,412,132
1,180,500	3.50%, 10/01/2045	1,258,055
2,182,294	3.50%, 04/01/2046	2,322,400
3,435,538	3.00%, 11/01/2046	3,627,958
1,990,078	3.00%, 12/01/2046	2,096,697
6,424,635	3.00%, 02/01/2047	6,776,499
999,979	2.50%, 03/01/2047	1,041,503
1,104,922	4.00%, 05/01/2047	1,187,729
4,355,486	4.00%, 07/01/2047	4,681,528
1,492,308	3.50%, 10/01/2047	1,583,232
1,985,024	3.50%, 11/01/2047	2,110,583
2,854,855	3.50%, 08/01/2048	3,057,902
1,958,866	4.00%, 09/01/2048	2,090,656
2,100,366	4.00%, 01/01/2049	2,240,321

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,097,779	4.50%, 01/01/2049	$ 2,256,714
3,516,408	3.50%, 05/01/2049	3,771,652
1,747,826	4.00%, 05/01/2049	1,863,527
3,443,460	3.50%, 07/01/2049	3,635,268
1,934,736	3.50%, 08/01/2049	2,044,255
1,856,484	3.00%, 09/01/2049	1,947,372
897,553	3.50%, 09/01/2049	947,739
1,723,526	4.00%, 09/01/2049	1,838,916
991,377	4.50%, 09/01/2049	1,066,124
733,777	2.50%, 10/01/2049	760,462
6,501,589	3.00%, 10/01/2049	6,815,504
375,152	3.50%, 10/01/2049	396,264
860,277	4.50%, 10/01/2049	925,171
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K052 Class A2
1,000,000	3.15%, 11/25/2025	1,091,043
	Series K061 Class A2
1,882,000	3.35%, 11/25/2026(d)	2,095,239
	Series K067 Class A2
1,100,000	3.19%, 07/25/2027	1,236,512
	Series K095 Class A2
1,750,000	2.79%, 06/25/2029	1,943,268
	Series K100 Class A2
507,000	2.67%, 09/25/2029	557,999
	Series K727 Class A2
2,000,000	2.95%, 07/25/2024	2,113,769
	Series K729 Class AM
2,000,000	3.20%, 11/25/2024	2,144,616
	Federal National Mortgage Association
4,453	8.00%, 11/01/2022	4,508
365,220	3.50%, 02/01/2026	384,611
1,704,740	2.50%, 06/01/2028	1,770,617
40,783	6.00%, 01/01/2029	46,781
535,377	3.00%, 03/01/2029	562,464
443,271	3.50%, 04/01/2029	470,723
280,536	3.50%, 09/01/2029	297,013
315,842	4.00%, 09/01/2030	344,751
993,488	3.00%, 10/01/2030	1,043,369
89,817	8.00%, 10/01/2030	104,355
845,832	3.50%, 01/01/2031	894,434
1,303,592	3.00%, 02/01/2031	1,369,304
456,272	4.50%, 08/01/2031	501,044
2,818,486	2.50%, 09/01/2031	2,925,979
596,631	2.00%, 10/01/2031	614,671
299,844	3.50%, 01/01/2032	322,607
302,877	3.50%, 02/01/2032	319,068
65,616	6.50%, 06/01/2032	75,156
938,875	3.00%, 08/01/2032	985,923
90,583	6.50%, 08/01/2032	104,001
3,677,216	3.00%, 10/01/2032	3,860,247
1,001,983	3.00%, 02/01/2033	1,066,585
317,203	5.50%, 03/01/2033	354,166
52,258	5.00%, 09/01/2033	57,900
43,855	5.50%, 01/01/2034	48,676
346,700	4.00%, 02/01/2034	378,584
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 1,220,696	3.50%, 03/01/2034	$ 1,283,398
202,890	5.50%, 03/01/2034	229,084
189,139	5.50%, 05/01/2034	213,544
918,283	2.50%, 09/01/2034	952,967
1,074,501	3.00%, 01/01/2035	1,124,116
52,531	5.50%, 02/01/2035	59,359
810,363	3.00%, 03/01/2035	862,371
598,893	5.00%, 05/01/2035	665,305
12,011	5.00%, 07/01/2035	13,336
125,402	5.00%, 09/01/2035	139,223
127,042	5.00%, 10/01/2035	141,445
76,097	6.00%, 10/01/2035	87,490
106,005	5.50%, 11/01/2035	120,610
100,176	6.00%, 04/01/2036	115,168
396,038	6.00%, 06/01/2036	455,978
10,600	6.50%, 08/01/2036	12,381
104,985	5.50%, 10/01/2036	118,660
71,577	5.50%, 11/01/2036	81,089
616,928	6.00%, 12/01/2036	705,674
1,808,572	3.00%, 01/01/2037	1,914,340
57,523	5.00%, 07/01/2037	63,747
320,605	5.50%, 08/01/2037	363,247
490,812	5.50%, 01/01/2038	554,506
226,698	6.00%, 03/01/2038	260,860
119,886	5.50%, 07/01/2038	135,969
216,564	2.50%, 05/01/2039	224,861
72,604	6.00%, 05/01/2039	83,601
618,014	4.50%, 08/01/2039	676,773
655,978	5.00%, 08/01/2039	727,286
518,325	5.00%, 12/01/2039	581,862
304,415	4.50%, 03/01/2040	333,590
420,672	5.00%, 06/01/2040	466,723
2,827,183	4.50%, 08/01/2040	3,097,923
682,755	4.50%, 09/01/2040	748,234
187,458	4.50%, 11/01/2040	205,460
269,368	5.00%, 11/01/2040	298,720
1,859,821	4.00%, 02/01/2041	2,012,466
2,112,167	4.50%, 03/01/2041	2,314,720
1,358,956	5.00%, 05/01/2041	1,493,655
368,476	4.50%, 10/01/2041	403,818
1,347,348	3.50%, 12/01/2041	1,446,246
1,280,489	4.00%, 01/01/2042	1,385,361
2,816,546	3.00%, 09/01/2042	2,978,120
2,781,359	3.00%, 12/01/2042	2,940,640
1,534,187	3.00%, 02/01/2043	1,622,053
1,318,380	3.00%, 03/01/2043	1,394,023
834,164	3.00%, 04/01/2043	887,183
2,575,488	3.50%, 05/01/2043	2,766,037
349,563	4.00%, 07/01/2043	380,531
1,424,613	3.00%, 08/01/2043	1,506,320
838,535	3.50%, 08/01/2043	900,545
380,238	4.00%, 09/01/2043	413,926
1,103,692	4.00%, 12/01/2043	1,201,446
921,535	5.00%, 01/01/2044	1,015,695
902,634	3.50%, 08/01/2044	969,092
1,458,925	4.00%, 08/01/2044	1,597,158
395,424	4.00%, 12/01/2044	427,892
445,139	4.00%, 06/01/2045	481,795

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 598,963	3.50%, 11/01/2045	$ 638,515
5,176,912	3.50%, 12/01/2045	5,518,788
2,327,336	3.50%, 01/01/2046	2,480,846
4,442,279	3.50%, 02/01/2046	4,735,212
2,079,351	3.50%, 03/01/2046	2,214,759
3,308,469	3.00%, 06/01/2046	3,501,926
7,039,638	3.50%, 07/01/2046	7,490,248
993,439	2.50%, 10/01/2046	1,034,391
3,962,229	3.00%, 10/01/2046	4,183,960
2,517,833	4.00%, 10/01/2046	2,714,971
1,497,733	3.00%, 11/01/2046	1,573,536
2,933,508	3.00%, 12/01/2046	3,094,368
926,326	3.50%, 12/01/2046	984,146
1,021,575	4.00%, 03/01/2047	1,101,672
1,317,119	4.00%, 04/01/2047	1,415,407
2,519,997	4.00%, 06/01/2047	2,717,459
1,052,695	4.50%, 06/01/2047	1,143,646
2,579,857	4.00%, 08/01/2047	2,772,047
1,137,256	3.00%, 09/01/2047	1,198,331
2,871,228	4.00%, 10/01/2047	3,084,771
3,748,502	3.50%, 12/01/2047	3,976,695
1,495,410	4.00%, 05/01/2048	1,598,127
2,404,219	4.00%, 06/01/2048	2,574,546
1,081,416	4.50%, 07/01/2048	1,164,514
1,200,475	4.00%, 03/01/2049	1,280,715
1,092,974	3.00%, 06/01/2049	1,145,015
4,527,267	3.50%, 06/01/2049	4,781,373
1,884,727	3.00%, 09/01/2049	1,975,199
732,812	2.50%, 10/01/2049	759,457
982,920	2.50%, 11/01/2049	1,018,632
2,932,276	3.00%, 11/01/2049	3,074,030
3,942,983	3.00%, 12/01/2049	4,132,435
1,495,921	2.50%, 03/01/2050	1,550,324
	Government National Mortgage Association
5,575	7.00%, 07/15/2025	6,032
3,635	7.50%, 12/15/2025	3,699
98,902	3.50%, 02/15/2026	103,921
948,698	2.50%, 04/15/2027	987,730
607,011	3.00%, 06/20/2027	633,872
200,500	5.00%, 11/15/2033	222,563
36,011	5.50%, 12/15/2035	40,825
49,633	5.00%, 12/20/2035	55,009
88,517	6.00%, 01/20/2036	100,815
110,288	5.50%, 02/20/2036	123,811
680,023	5.00%, 06/15/2039	757,489
412,352	4.50%, 01/20/2040	454,295
243,634	4.00%, 05/20/2040	265,544
210,967	4.50%, 07/20/2040	232,440
198,759	4.50%, 09/20/2040	218,992
734,246	4.00%, 10/15/2040	797,506
397,702	4.00%, 09/15/2041	432,931
74,676	4.50%, 12/20/2041	84,215
1,134,973	3.50%, 06/20/2042	1,213,437
1,320,696	3.50%, 08/15/2042	1,423,771
1,379,893	2.50%, 12/20/2042	1,451,467
483,241	3.00%, 02/15/2043	513,416
1,745,096	3.50%, 02/20/2043	1,865,766
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 5,759,976	3.50%, 06/20/2044	$ 6,121,850
2,102,761	3.50%, 10/20/2044	2,242,746
1,107,697	3.00%, 01/20/2046	1,189,730
1,696,011	3.50%, 02/20/2046	1,815,279
522,782	4.00%, 03/20/2046	569,719
2,498,154	3.00%, 04/20/2046	2,671,859
1,177,574	3.50%, 04/20/2046	1,254,015
1,465,203	3.50%, 05/20/2046	1,557,098
2,817,362	3.00%, 08/20/2046	3,017,999
4,212,951	3.00%, 09/20/2046	4,483,974
1,009,989	3.50%, 09/20/2046	1,079,954
1,868,640	3.50%, 10/20/2046	2,001,023
5,854,168	3.00%, 12/20/2046	6,256,483
8,245,171	3.00%, 01/20/2047	8,812,923
1,832,616	3.50%, 04/20/2047	1,931,079
3,814,057	3.50%, 07/20/2047	4,056,033
3,848,801	3.50%, 08/20/2047	4,088,058
1,276,307	4.50%, 11/15/2047	1,401,199
3,264,280	4.00%, 01/20/2048	3,516,486
1,123,392	4.50%, 02/20/2048	1,208,986
2,074,613	4.00%, 03/20/2048	2,230,562
832,395	5.00%, 11/20/2048	892,612
7,321,728	4.00%, 05/20/2049	7,856,760
4,868,384	4.50%, 06/20/2049	5,166,056
1,983,140	3.50%, 12/20/2049	2,091,705
1,239,995	4.00%, 01/20/2050	1,317,494
1,746,217	3.00%, 02/20/2050	1,850,144
		352,870,001
TOTAL MORTGAGE-BACKED SECURITIES — 28.62% (Cost $358,433,258)		$369,507,671
MUNICIPAL BONDS AND NOTES
2,000,000	City of Houston Texas Combined Utility System Revenue 3.83%, 05/15/2028	2,240,700
105,000	Energy Northwest 2.81%, 07/01/2024	108,099
1,250,000	Indianapolis Local Public Improvement Bond Bank 6.00%, 01/15/2040	1,741,537
2,000,000	Port of Morrow 2.99%, 09/01/2036	2,033,140
600,000	State of Illinois 5.10%, 06/01/2033	595,578
1,000,000	State of Texas 5.52%, 04/01/2039	1,373,840
2,000,000	University of North Carolina at Chapel Hill 3.85%, 12/01/2034	2,293,240
TOTAL MUNICIPAL BONDS AND NOTES — 0.80% (Cost $9,457,772)		$10,386,134

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
$ 1,750,000	2.63%, 12/10/2021(b)	$ 1,815,399
600,000	5.75%, 06/12/2026	778,319
1,500,000	3.25%, 11/16/2028(b)	1,774,787
2,750,000	Federal Home Loan Mortgage Corp 2.38%, 01/13/2022	2,845,843
	Federal National Mortgage Association
1,750,000	1.38%, 10/07/2021(b)	1,776,103
2,000,000	2.13%, 04/24/2026	2,153,398
	Tennessee Valley Authority(b)
1,750,000	1.88%, 08/15/2022	1,801,472
1,260,000	7.13%, 05/01/2030	1,895,561
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 1.15% (Cost $13,903,111)		$14,840,882
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
6,000,000	2.00%, 05/31/2021	6,129,844
8,500,000	2.13%, 06/30/2021	8,710,176
15,500,000	1.13%, 07/31/2021	15,695,566
14,000,000	2.13%, 08/15/2021	14,370,781
11,000,000	2.13%, 09/30/2021	11,314,961
13,500,000	2.00%, 11/15/2021	13,894,453
1,650,000	8.00%, 11/15/2021	1,858,506
14,000,000	2.13%, 12/31/2021	14,462,109
10,000,000	1.50%, 01/31/2022	10,229,297
6,000,000	2.00%, 02/15/2022	6,198,984
6,500,000	1.75%, 03/31/2022	6,697,539
5,000,000	1.75%, 04/30/2022	5,158,008
4,000,000	1.88%, 05/31/2022	4,141,719
4,000,000	2.13%, 06/30/2022	4,171,094
7,000,000	2.00%, 07/31/2022	7,287,656
16,700,000	1.63%, 08/15/2022	17,242,750
13,000,000	1.75%, 09/30/2022	13,488,516
12,000,000	1.63%, 11/15/2022	12,424,687
2,000,000	2.13%, 12/31/2022	2,101,328
8,000,000	1.75%, 01/31/2023	8,332,188
7,000,000	1.50%, 02/28/2023	7,249,922
2,000,000	1.50%, 03/31/2023	2,072,578
8,000,000	1.75%, 05/15/2023	8,361,562
5,500,000	1.38%, 06/30/2023	5,690,137
7,000,000	1.25%, 07/31/2023	7,215,469
5,000,000	2.50%, 08/15/2023	5,369,141
9,000,000	1.38%, 09/30/2023	9,329,414
7,500,000	2.75%, 11/15/2023	8,154,492
6,000,000	2.25%, 01/31/2024	6,441,094
10,000,000	2.13%, 02/29/2024	10,702,734
6,500,000	2.50%, 05/15/2024	7,072,812
9,500,000	2.38%, 08/15/2024	10,331,250
4,000,000	1.50%, 09/30/2024	4,203,438
8,750,000	2.25%, 11/15/2024	9,502,637
4,000,000	1.50%, 11/30/2024	4,212,656
9,000,000	1.38%, 01/31/2025(b)	9,429,609
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 9,500,000	2.00%, 02/15/2025	$ 10,238,848
8,000,000	2.13%, 05/15/2025	8,689,375
4,000,000	2.75%, 06/30/2025	4,482,812
1,800,000	6.88%, 08/15/2025	2,413,688
15,000,000	2.25%, 11/15/2025	16,476,562
10,000,000	1.63%, 02/15/2026	10,653,906
7,000,000	2.00%, 11/15/2026	7,663,906
4,000,000	0.63%, 03/31/2027	4,022,031
4,500,000	2.38%, 05/15/2027	5,077,617
6,000,000	2.25%, 08/15/2027	6,735,000
7,000,000	2.75%, 02/15/2028	8,164,023
9,500,000	2.88%, 05/15/2028	11,205,547
1,500,000	3.13%, 11/15/2028	1,811,484
3,500,000	2.63%, 02/15/2029	4,092,539
3,000,000	2.38%, 05/15/2029	3,452,344
6,000,000	1.63%, 08/15/2029	6,514,922
2,000,000	1.75%, 11/15/2029	2,198,438
7,000,000	1.50%, 02/15/2030(b)	7,546,328
7,000,000	2.88%, 05/15/2043	9,224,141
500,000	3.63%, 02/15/2044	739,805
5,000,000	3.38%, 05/15/2044	7,148,047
5,000,000	3.13%, 08/15/2044	6,892,773
5,000,000	3.00%, 11/15/2044	6,769,141
13,000,000	2.50%, 02/15/2045	16,235,273
12,500,000	2.50%, 02/15/2046	15,711,914
4,500,000	3.00%, 02/15/2047	6,220,371
7,000,000	2.75%, 11/15/2047	9,265,430
5,500,000	3.00%, 02/15/2048	7,613,418
2,000,000	3.00%, 08/15/2048	2,780,781
10,500,000	2.25%, 08/15/2049	12,774,727
2,000,000	2.00%, 02/15/2050	2,322,891
TOTAL U.S. TREASURY BONDS AND NOTES — 40.61% (Cost $476,890,705)		$524,387,189
Shares
GOVERNMENT MONEY MARKET MUTUAL FUNDS
443,000	BlackRock FedFund Institutional Class(e), 0.33%(f)	443,000
795,000	Federated Hermes Government Obligations Fund Premier Shares(e), 0.37%(f)	795,000
558,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(e), 0.34%(f)	558,000
558,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 0.34%(f)	558,000
651,000	Invesco Government & Agency Portfolio Institutional Class(e), 0.43%(f)	651,000

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
390,000	JPMorgan US Government Money Market Fund Capital Shares(e), 0.32%(f)	$ 390,000
795,000	Morgan Stanley Government Portfolio Institutional Class(e), 0.25%(f)	795,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.32% (Cost $4,190,000)		$4,190,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.85%
$ 9,500,000	Repurchase agreement (principal amount/value $9,500,000 with a maturity value of $9,500,000 with Daiwa Capital Markets America Inc, 0.00%, dated 3/31/20 to be repurchased at $9,500,000 on 4/1/20 collateralized by U.S. Treasury securities and a Federal Home Loan security, 0.00% - 2.75%, 4/28/20 - 2/28/25, with a value of $9,690,095.	9,500,000
1,146,664	Undivided interest of 28.00% in a repurchase agreement (principal amount/value $4,098,858 with a maturity value of $4,098,860) with Credit Agricole Securities (USA) Inc, 0.02%, dated 3/31/20 to be repurchased at $1,146,664 on 4/1/20 collateralized by various U.S. Government Agency securities, 3.00% - 5.00%, 10/20/39 - 11/1/49, with a value of $4,095,502.(e)	1,146,664
4,413,800	Undivided interest of 8.29% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,034) with RBC Capital Markets Corp, 0.01%, dated 3/31/20 to be repurchased at $4,413,800 on 4/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.13%, 7/15/20 - 2/20/50, with a value of $53,213,690.(e)	4,413,800
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 4,413,800	Undivided interest of 8.29% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,049) with Citigroup Global Markets Inc, 0.02%, dated 3/31/20 to be repurchased at $4,413,800 on 4/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 11.00%, 4/15/20 - 1/1/59, with a value of $53,213,464.(e)	$ 4,413,800
4,413,800	Undivided interest of 8.48% in a repurchase agreement (principal amount/value $52,106,736 with a maturity value of $52,106,750) with HSBC Securities (USA) Inc, 0.01%, dated 3/31/20 to be repurchased at $4,413,800 on 4/1/20 collateralized by various U.S. Government Agency securities, 2.50% - 8.00%, 2/1/30 - 3/1/56, with a value of $52,074,465.(e)	4,413,800
TOTAL SHORT TERM INVESTMENTS — 1.85% (Cost $23,888,064)		$23,888,064
TOTAL INVESTMENTS — 101.43% (Cost $1,241,119,383)		$1,309,795,225
OTHER ASSETS & LIABILITIES, NET — (1.43)%		$(18,511,505)
TOTAL NET ASSETS — 100.00%		$1,291,283,720

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	All or a portion of the security is on loan at March 31, 2020.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at March 31, 2020.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of March 31, 2020.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST BOND INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2020

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, all of the Fund’s investments are valued using Level 2 inputs, except for the Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

March 31, 2020

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2020